Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)
Short-term Investments
Short-term investments	$ 119,451		¥ 413,883		¥ 815,854
Interest income	3,488	¥ 23,824	13,484	¥ 12,365
Realized gain on disposal of available-for-sale securities	2,701	18,451	15,147	2,692
Short-term investments
Short-term Investments
Short-term investments	119,451		413,883		815,854
Realized gain on disposal of available-for-sale securities	2,701	18,451	15,147	2,692
Unrealized gains			19,123	5,828
Unrealized (loss)	(260)	(1,776)
Short-term investments | Commercial banks deposits
Short-term Investments
Short-term investments	74,821		139,061		511,030
Interest income	3,117	¥ 21,291	12,442	¥ 8,200
Short-term investments | Available-for-sale securities
Short-term Investments
Short-term investments	$ 44,630		¥ 274,822		¥ 304,824